Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Cumulative Other Comprehensive Income Balances [Abstract] [Abstract]
Summary of Other Comprehensive Income
Table 23.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 23.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2016			2015			2014
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Investment securities:
Net unrealized gains (losses) arising during the period	$(3,458)	1,302	(2,156)	(3,318)	1,237	(2,081)	5,426	(2,111)	3,315
Reclassification of net (gains) losses to net income:
Interest income on investment securities (1)	7	(3)	4	(1)	—	(1)	(37)	14	(23)
Net gains on debt securities	(942)	355	(587)	(952)	356	(596)	(593)	224	(369)
Net gains from equity investments	(300)	113	(187)	(571)	213	(358)	(901)	340	(561)
Other noninterest income	(5)	2	(3)	(6)	3	(3)	(1)	—	(1)
Subtotal reclassifications to net income	(1,240)	467	(773)	(1,530)	572	(958)	(1,532)	578	(954)
Net change	(4,698)	1,769	(2,929)	(4,848)	1,809	(3,039)	3,894	(1,533)	2,361
Derivatives and hedging activities:
Net unrealized gains arising during the period	177	(67)	110	1,549	(584)	965	952	(359)	593
Reclassification of net (gains) losses to net income:
Interest income on investment securities	—	—	—	(3)	1	(2)	(1)	—	(1)
Interest income on loans	(1,043)	393	(650)	(1,103)	416	(687)	(588)	222	(366)
Interest expense on long-term debt	14	(5)	9	17	(6)	11	44	(17)	27
Subtotal reclassifications to net income	(1,029)	388	(641)	(1,089)	411	(678)	(545)	205	(340)
Net change	(852)	321	(531)	460	(173)	287	407	(154)	253
Defined benefit plans adjustments:
Net actuarial losses and prior service credits arising during the period	(52)	(40)	(92)	(512)	193	(319)	(1,116)	420	(696)
Reclassification of amounts to net periodic benefit costs (2):
Amortization of net actuarial loss	153	(57)	96	122	(46)	76	74	(28)	46
Settlements and other	5	(1)	4	(8)	3	(5)	—	—	—
Subtotal reclassifications to net periodic benefit costs	158	(58)	100	114	(43)	71	74	(28)	46
Net change	106	(98)	8	(398)	150	(248)	(1,042)	392	(650)
Foreign currency translation adjustments:
Net unrealized losses arising during the period	(3)	4	1	(137)	(12)	(149)	(60)	(5)	(65)
Reclassification of net (gains) losses to net income:
Net gains from equity investments	—	—	—	(5)	—	(5)	—	—	—
Other noninterest income	—	—	—	—	—	—	6	—	6
Subtotal reclassifications to net income	—	—	—	(5)	—	(5)	6	—	6
Net change	(3)	4	1	(142)	(12)	(154)	(54)	(5)	(59)
Other comprehensive income (loss)	$(5,447)	1,996	(3,451)	(4,928)	1,774	(3,154)	3,205	(1,300)	1,905
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax			(17)			67			(227)
Wells Fargo other comprehensive income (loss), net of tax			$(3,434)			(3,221)			2,132

(1)	Represents net unrealized gains and losses amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.

(2)	These items are included in the computation of net periodic benefit cost, which is recorded in employee benefits expense (see Note 20 (Employee Benefits and Other Expenses) for additional details).

Cumulative OCI Balances
Table 23.2: Cumulative OCI Balances

(in millions)	Investment securities	Derivatives and hedging activities	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income (loss)
Balance, December 31, 2013	$2,338	80	(1,053)	21	1,386
Net unrealized gains (losses) arising during the period	3,315	593	(696)	(65)	3,147
Amounts reclassified from accumulated other comprehensive income	(954)	(340)	46	6	(1,242)
Net change	2,361	253	(650)	(59)	1,905
Less: Other comprehensive loss from noncontrolling interests	(227)	—	—	—	(227)
Balance, December 31, 2014	4,926	333	(1,703)	(38)	3,518
Net unrealized gains (losses) arising during the period	(2,081)	965	(319)	(149)	(1,584)
Amounts reclassified from accumulated other comprehensive income	(958)	(678)	71	(5)	(1,570)
Net change	(3,039)	287	(248)	(154)	(3,154)
Less: Other comprehensive income (loss) from noncontrolling interests	74	—	—	(7)	67
Balance, December 31, 2015	1,813	620	(1,951)	(185)	297
Net unrealized gains (losses) arising during the period	(2,156)	110	(92)	1	(2,137)
Amounts reclassified from accumulated other comprehensive income	(773)	(641)	100	—	(1,314)
Net change	(2,929)	(531)	8	1	(3,451)
Less: Other comprehensive loss from noncontrolling interests	(17)	—	—	—	(17)
Balance, December 31, 2016	$(1,099)	89	(1,943)	(184)	(3,137)